Information on net borrowing (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Borrowings
A. Cash	€ 3,731	€ 3,351
B. Cash equivalents	6,462	6,804
C. Other current financial assets	7,637	9,736
D Liquidity (A+B+C)	17,830	19,891
E. Current financial debt	6,057	6,588
F. Current portion of non-current financial debt	2,084	1,839
G. Current financial indebtedness (E+F)	8,141	8,427
H. Net current financial indebtedness (G-D)	(9,689)	(11,464)
I. Non-current financial debt	5,472	6,073
J. Debt instruments	20,452	17,368
Total non-current financial liabilities	25,924	23,441
M. Total financial indebtedness (H+L)	16,235	11,977
Restricted cash	205	97
Lease liabilities	5,336	4,951	€ 5,337
Current portion of long-term lease liabilities
Borrowings
Lease liabilities	1,128	884	948
Long-term lease liabilities
Borrowings
Lease liabilities	4,208	4,067	€ 4,389
Joint operations
Borrowings
Lease liabilities	€ 480	€ 494